UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Municipal Money Market Fund

Annual Report
August 31, 2023

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance August 31, 2023 (Unaudited)
Current 7-Day Yields

Fidelity® Municipal Money Market Fund	3.92%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	78.0
8 - 30	3.4
31 - 60	6.5
61 - 90	1.3
91 - 180	2.0
> 180	8.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments August 31, 2023
Showing Percentage of Net Assets
Variable Rate Demand Note - 43.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 4.9%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 4.77% 9/7/23, VRDN (b)(c)	31,715	31,715
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Co. Proj.) Series 2001 B, 4.55% 9/1/23, VRDN (b)(c)	10,000	10,000
(Alabama Pwr. Theodore Plant Proj.) Series A, 4.55% 9/1/23, VRDN (b)(c)	8,450	8,450
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.):
Series 2007, 4.55% 9/1/23, VRDN (b)(c)	11,100	11,100
Series 2023:
4.5% 9/1/23, VRDN (b)(c)	13,000	13,000
4.5% 9/1/23, VRDN (b)(c)	24,300	24,300
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev.:
(Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 4.55% 9/1/23, VRDN (b)(c)	67,850	67,850
(Alabama Pwr. Co. Plant Miller Proj.) Series 2023, 5.15% 9/7/23, VRDN (b)(c)	12,900	12,900
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 4.55% 9/1/23, VRDN (b)(c)	7,650	7,650
TOTAL ALABAMA		186,965
Alaska - 1.6%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 4.05% 9/7/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	23,800	23,800
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 4.22% 9/7/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	13,350	13,350
Series 1994 C, 3.95% 9/7/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	25,600	25,600
TOTAL ALASKA		62,750
Arizona - 0.9%
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 4.7% 9/7/23, VRDN (b)	2,400	2,400
Series 2009 B, 4.7% 9/7/23, VRDN (b)	9,900	9,900
Maricopa County Rev. Series 2023 B, 4.52% 9/7/23, VRDN (b)	12,900	12,900
FNMA:
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Village Square Apts. Proj.) Series 2004, 4.57% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	3,300	3,300
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 4.62% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	4,725	4,725
TOTAL ARIZONA		33,225
Arkansas - 0.9%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 4.77% 9/7/23, VRDN (b)(c)	10,300	10,300
Series 2002, 4.85% 9/7/23, VRDN (b)(c)	23,100	23,100
TOTAL ARKANSAS		33,400
Colorado - 0.0%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 4.55% 9/7/23, LOC Wells Fargo Bank NA, VRDN (b)	100	100
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 4.35% 9/7/23, VRDN (b)(c)	8,200	8,200
District Of Columbia - 0.1%
District of Columbia Rev. (Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 4.58% 9/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,475	2,475
Florida - 2.6%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 4.1% 9/7/23, VRDN (b)(c)	26,800	26,800
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2018 B, 4.3% 9/7/23, VRDN (b)(c)	4,900	4,900
Escambia County Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2009, 3.95% 9/7/23, VRDN (b)	4,000	4,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Savannah Springs Apts. Proj.) Series G, 4.49% 9/7/23, LOC Citibank NA, VRDN (b)(c)	11,475	11,475
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 4.5% 9/7/23, VRDN (b)	10,140	10,140
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 4.6% 9/7/23, VRDN (b)(c)	6,300	6,300
Miami-Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2021, 4.2% 9/7/23, VRDN (b)(c)	5,800	5,800
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 4.5% 9/7/23, VRDN (b)	3,775	3,775
FNMA:
Collier County Hsg. Fin. Auth. Multi-family Rev. (Sawgrass Pines Apts. Proj.) Series 2003, 4.5% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	5,100	5,100
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Series 2006 H, 4.58% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	5,495	5,495
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Morgan Creek Apts. Proj.) Series 2003, 4.5% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	9,300	9,300
(Royal Palm Key Apts. Proj.) Series 2002, 4.1% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	6,610	6,610
TOTAL FLORIDA		99,695
Georgia - 1.8%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 4.5% 9/1/23, VRDN (b)(c)	3,595	3,595
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 4.5% 9/1/23, VRDN (b)(c)	18,755	18,755
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 4.21% 9/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)	6,460	6,460
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 4.45% 9/1/23, VRDN (b)	9,200	9,200
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 4.55% 9/7/23, VRDN (b)	2,100	2,100
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2019, 4.75% 9/7/23, VRDN (b)(c)	20,000	20,000
FNMA Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 4.58% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	7,230	7,230
TOTAL GEORGIA		67,340
Illinois - 3.6%
Chicago Midway Arpt. Rev. Series 2014 C, 4.55% 9/7/23, LOC PNC Bank NA, VRDN (b)(c)	84,210	84,210
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 4.22% 9/7/23, LOC Bayerische Landesbank, VRDN (b)(c)	37,770	37,770
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 4.62% 9/7/23, LOC Northern Trust Co., VRDN (b)	2,700	2,700
FHLMC:
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts. Proj.) Series 2005, 4.58% 9/7/23, LOC Freddie Mac, VRDN (b)(c)	6,930	6,930
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 4.2% 9/7/23, LOC Freddie Mac, VRDN (b)(c)	6,000	6,000
TOTAL ILLINOIS		137,610
Indiana - 1.6%
Indiana Dev. Fin. Auth. Envir. Rev.:
(PSI Energy Proj.):
Series 2003 A, 4.3% 9/7/23, VRDN (b)(c)	36,250	36,250
Series 2003 B, 4.35% 9/7/23, VRDN (b)(c)	23,300	23,294
Series 2005, 4.25% 9/7/23, LOC Rabobank Nederland New York Branch, VRDN (b)	1,500	1,500
TOTAL INDIANA		61,044
Iowa - 3.8%
Council Bluffs Poll. Cont. Series 1995, 4.25% 9/7/23, VRDN (b)	1,000	1,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.):
Series 2008 A, 4.34% 9/7/23, VRDN (b)(c)	45,100	45,100
Series 2016 B, 4.34% 9/7/23, VRDN (b)(c)	17,600	17,600
Iowa Fin. Auth. Solid Waste Facilities (MidAmerican Energy Co. Proj.) Series 2017, 4.3% 9/7/23, VRDN (b)(c)	82,205	82,205
TOTAL IOWA		145,905
Kansas - 2.0%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 3.95% 9/7/23, VRDN (b)	17,200	17,200
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 4.05% 9/7/23, VRDN (b)	3,200	3,200
Series 2007 B, 4.05% 9/7/23, VRDN (b)	14,000	14,000
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.):
Series 2000, 4.68% 9/7/23, LOC Bank of America NA, VRDN (b)(c)	25,100	25,100
Series 2002, 4.68% 9/7/23, LOC Bank of America NA, VRDN (b)(c)	7,000	7,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 3.95% 9/7/23, VRDN (b)	4,100	4,100
(Western Resources, Inc. Proj.) Series 1994, 3.95% 9/7/23, VRDN (b)	5,200	5,200
TOTAL KANSAS		75,800
Kentucky - 2.2%
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 4.1% 9/7/23 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	6,070	6,070
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 4.1% 9/7/23 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	36,900	36,900
Series 1993 B, 4.1% 9/7/23 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	40,000	40,000
TOTAL KENTUCKY		82,970
Maryland - 0.3%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 4.6% 9/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)	9,700	9,700
Michigan - 0.2%
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 4.51% 9/7/23, LOC Bank of Nova Scotia, VRDN (b)	2,400	2,400
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 4.52% 9/7/23, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	3,815	3,815
TOTAL MICHIGAN		6,215
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Rev. (Gulf Pwr. Co. Proj.) Series 2019, 4.6% 9/7/23, VRDN (b)(c)	17,700	17,700
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Mississippi Pwr. Co. Proj.) Series 1998, 4.6% 9/1/23, VRDN (b)(c)	2,000	2,000
TOTAL MISSISSIPPI		19,700
Nebraska - 1.0%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2014 B, 3.95% 9/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	9,480	9,480
Series 2015 B, 3.95% 9/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	15,765	15,765
Series 2015 D, 3.95% 9/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	425	425
Series 2016 D, 3.95% 9/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	8,320	8,320
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 4.77% 9/7/23, VRDN (b)(c)	1,600	1,600
Series 1998, 4.77% 9/7/23, VRDN (b)(c)	2,200	2,200
TOTAL NEBRASKA		37,790
Nevada - 0.8%
Clark County Indl. Dev. Rev.:
(Southwest Gas Corp. Proj.) Series 2003 A, 4.35% 9/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)	21,600	21,600
Series 2008 A, 4.03% 9/7/23, LOC MUFG Bank Ltd., VRDN (b)(c)	9,100	9,100
TOTAL NEVADA		30,700
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey:
Series 1992 2, 4.11% 10/2/23, VRDN (b)(d)	500	500
Series 1995 4, 4.14% 10/2/23, VRDN (b)(c)(d)	3,900	3,900
TOTAL NEW YORK AND NEW JERSEY		4,400
North Carolina - 0.2%
Cumberland County Indl. Facilities & Poll. Cont. Fing. Auth. (Cargill, Inc. Proj.) Series 2022, 4.52% 9/7/23, VRDN (b)(c)	7,500	7,500
Ohio - 0.6%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 4.54% 9/7/23, LOC Northern Trust Co., VRDN (b)	2,535	2,535
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 G, 4.03% 9/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)(c)	11,580	11,580
Series 2016 H, 4.14% 9/7/23 (Liquidity Facility Ohio Gen. Oblig.), VRDN (b)(c)	10,700	10,700
TOTAL OHIO		24,815
Oregon - 0.2%
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 4.68% 9/7/23, LOC Bank of America NA, VRDN (b)(c)	2,770	2,770
(New Columbia - Trouton Proj.) Series 2005, 4.68% 9/7/23, LOC Bank of America NA, VRDN (b)(c)	4,210	4,210
TOTAL OREGON		6,980
Pennsylvania - 0.1%
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 4.56% 9/7/23, LOC Fannie Mae, VRDN (b)	2,575	2,575
South Carolina - 0.4%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 4.5% 9/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)	15,000	15,000
Tennessee - 0.3%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 4.55% 9/7/23, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(c)	6,900	6,900
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) Series 1999, 4.1% 9/7/23, VRDN (b)(c)	5,200	5,200
TOTAL TENNESSEE		12,100
Texas - 4.0%
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2004, 4.54% 9/7/23, LOC Citibank NA, VRDN (b)(c)	8,600	8,600
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 4.54% 9/7/23, LOC Citibank NA, VRDN (b)(c)	1,700	1,700
Calhoun Port Auth. Envir. Facilities Rev. Series 2007 A, 4.65% 9/7/23, LOC PNC Bank NA, VRDN (b)(c)	6,665	6,665
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 D, 4.11% 9/7/23, VRDN (b)	2,000	2,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003, 4.77% 9/7/23, VRDN (b)(c)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 4.67% 9/7/23, LOC Bank of America NA, VRDN (b)(c)	10,310	10,310
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 4.02% 9/7/23, VRDN (b)(c)	25,000	25,000
Series 2002, 4.02% 9/7/23, VRDN (b)(c)	22,500	22,500
Texas Gen. Oblig.:
Series 2003 A, 4.2% 9/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	12,980	12,980
Series 2015 A, 4.15% 9/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	4,400	4,400
FNMA:
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Louetta Village Apts. Proj.) Series 2005, 4.54% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	4,880	4,880
(Primrose at Bammel Apts. Proj.) Series 2005, 4.58% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	6,480	6,480
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Little Nell Apts. Proj.) Series 2003, 4.54% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	9,000	9,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Residences at Sunset Pointe Proj.) Series 2006, 4.61% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	14,090	14,090
(Windshire Apts. Proj.) Series 2007, 4.54% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	11,800	11,800
TOTAL TEXAS		153,005
Washington - 4.0%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) Series 2000, 4.68% 9/7/23, LOC Bank of America NA, VRDN (b)(c)	15,405	15,405
Port of Seattle Rev. Series 2008, 4.15% 9/7/23, LOC Bank of America NA, VRDN (b)(c)	97,175	97,176
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Ballard Landmark Inn Proj.) Series 2015 A, 4.16% 9/7/23, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(c)	31,590	31,590
(The Lodge at Eagle Ridge Proj.) Series A, 4.54% 9/7/23, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(c)	8,885	8,885
TOTAL WASHINGTON		153,056
West Virginia - 2.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 4.54% 9/7/23, VRDN (b)(c)	37,475	37,475
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 4.65% 9/7/23, VRDN (b)(c)	42,400	42,400
TOTAL WEST VIRGINIA		79,875
Wisconsin - 1.4%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 4.5% 9/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)(e)	53,200	53,200
Wyoming - 0.8%
Converse County Envir. Impt. Rev. Series 1995, 4.2% 9/7/23, VRDN (b)(c)	3,600	3,600
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 4.48% 9/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)	10,000	10,000
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 4.28% 9/7/23, VRDN (b)(c)	16,800	16,800
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.25% 9/7/23, VRDN (b)	2,000	2,000
TOTAL WYOMING		32,400
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,646,490)		1,646,490

Tender Option Bond - 33.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.0%
Huntsville Hosp. Participating VRDN Series XG 03 84, 4.51% 9/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,910	1,910
Arizona - 0.4%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 4.59% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	675	675
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	3,600	3,600
Maricopa County Indl. Dev. Auth. Participating VRDN Series E 147, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	6,500	6,500
Mesa Util. Sys. Rev. Participating VRDN Series XM 10 12, 4.52% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	2,400	2,400
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series YX 12 72, 4.52% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	2,755	2,755
TOTAL ARIZONA		15,930
California - 0.5%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XF 24 67, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	1,200	1,200
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Floaters XX 10 28, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	2,900	2,900
Series XM 08 69, 4.52% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	5,780	5,780
Series YX 12 29, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	4,980	4,980
Series ZL 02 47, 4.52% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	1,940	1,940
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XX 12 15, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	2,000	2,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series Floaters XL 01 01, 4.52% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	365	365
TOTAL CALIFORNIA		19,165
Colorado - 2.2%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series XF 30 40, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,100	3,100
Series XG 02 51, 4.52% 9/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	390	390
Series XM 08 29, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,900	3,900
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series E 143, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	6,900	6,900
Denver City & County Arpt. Rev. Participating VRDN:
Series 2022 XX 12 60, 4.52% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	7,050	7,050
Series 2022 XX 12 61, 4.52% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	3,750	3,750
Series Floaters XG 01 96, 4.55% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	16,200	16,200
Series Floaters XL 00 83, 4.55% 9/7/23 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	23,665	23,665
Series Floaters XL 00 84, 4.55% 9/7/23 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	13,665	13,665
Series XF 15 13, 4.55% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	4,620	4,620
TOTAL COLORADO		83,240
Connecticut - 2.7%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	15,800	15,800
Series Floaters 016, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	83,940	83,940
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 4.65%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)(g)	3,300	3,300
TOTAL CONNECTICUT		103,040
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	2,600	2,600
District of Columbia Income Tax Rev. Participating VRDN Series XM 10 77, 4.5% 9/7/23 (Liquidity Facility UBS AG) (b)(f)(g)	3,750	3,750
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 52, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,355	1,355
Series XF 09 20, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,145	2,145
Series XG 02 67, 4.52% 9/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	6,020	6,020
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 27 94, 4.55% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(g)	1,545	1,545
TOTAL DISTRICT OF COLUMBIA		17,415
Florida - 2.9%
Broward County Arpt. Sys. Rev. Participating VRDN:
Series Floaters XL 00 88, 4.52% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	18,880	18,880
Series XG 04 43, 4.54% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	3,445	3,445
Broward County Convention Ctr. Bonds Series MS 00 11, 4.59%, tender 11/2/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(f)(g)	9,200	9,200
Broward County Port Facilities Rev. Participating VRDN Series XF 09 52, 4.53% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	3,395	3,395
County of Broward Tourist Dev. Tax Rev. Participating VRDN Series XL 04 29, 4.58% 9/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	900	900
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series ZF 09 31, 4.51% 9/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,605	1,605
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series XM 10 72, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	3,750	3,750
Fort Myers Util. Sys. Rev. Participating VRDN Series 2022 XF 13 85, 4.57% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	3,200	3,200
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Bonds Series Floaters G 25, 4.72%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(f)(g)	1,400	1,400
Participating VRDN:
Series XF 14 63, 4.57% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	2,770	2,770
Series XF 28 77, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	9,100	9,100
Series XL 04 30, 4.52% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	3,750	3,750
Series XM 08 96, 4.52% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	6,375	6,375
Hillsborough County Indl. Dev. Participating VRDN Series XG 04 67, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,055	3,055
Lee County Arpt. Rev. Participating VRDN:
Series XF 11 26, 4.55% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	3,195	3,195
Series XF 15 23, 4.53% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	2,430	2,430
Miami-Dade County Participating VRDN Series XF 11 59, 4.55% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	6,310	6,310
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 4.51% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	7,840	7,840
Miami-Dade County Expressway Auth. Participating VRDN Series Floaters XG 02 52, 4.52% 9/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	6,100	6,100
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series XF 31 22, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,280	4,280
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XG 03 70, 4.57% 9/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,380	2,380
South Broward Hosp. District Rev. Participating VRDN Series XG 03 45, 4.5% 9/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	5,000	5,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 08 68, 4.67% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	700	700
Tallahassee Health Facilities Rev. Participating VRDN Series XG 04 85, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,595	2,595
TOTAL FLORIDA		111,655
Georgia - 1.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series E 155, 4.51% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	19,400	19,400
Series Floaters E 107, 4.52% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	14,800	14,800
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 4.57% 9/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	990	990
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 31 06, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	8,070	8,070
Series XG 04 70, 4.52% 9/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,590	2,590
Main Street Natural Gas, Inc. Participating VRDN:
Series 2022 ZL 03 05, 4.52% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	605	605
Series ZL 03 06, 4.52% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,025	2,025
Series ZL 03 09, 4.52% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,370	2,370
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 4.52% 9/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	3,880	3,880
TOTAL GEORGIA		54,730
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series XX 12 17, 4.52% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	16,635	16,635
Series YX 12 52, 4.52% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	5,895	5,895
TOTAL HAWAII		22,530
Illinois - 4.4%
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XF 30 42, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	19,900	19,900
Series 2022 XF 30 45, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	7,750	7,750
Series Floaters XL 01 05, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,400	2,400
Series XG 04 34, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,750	2,750
Series XX 12 64, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,955	2,955
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 23, 4.51% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	10,895	10,895
Series Floaters XG 02 19, 4.51% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	6,475	6,475
Series XF 14 30, 4.54% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	2,810	2,810
Series XX 12 45, 4.52% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	10,500	10,500
Chicago Transit Auth. Participating VRDN Series XL 01 45, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,580	1,580
Illinois Fin. Auth. Participating VRDN Series XF 30 36, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	4,000	4,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series 2022 ZL 03 54, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	2,500	2,500
Series Floaters 017, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	11,300	11,300
Series XF 07 11, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	11,050	11,050
Series XG 04 50, 4.5% 9/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	3,465	3,465
Series YX 12 26, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	9,150	9,150
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	7,000	7,000
Series XF 10 10, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	5,800	5,800
Series XM 07 59, 4.52% 9/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,125	1,125
Series XM 10 48, 4.52% 9/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	7,385	7,385
Series XM 10 49, 4.52% 9/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,850	1,850
Series XX 11 41, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,400	1,400
Illinois Hsg. Dev. Auth. Participating VRDN Series 2023, 4.5% 9/7/23 (Liquidity Facility Citibank NA) (b)(f)(g)	2,500	2,500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 4.53% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,000	2,000
Series XF 14 22, 4.52% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,670	2,670
Series XM 00 78, 4.52% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	15,375	15,375
Series XM 04 75, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	4,680	4,680
Series XM 10 02, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	4,245	4,245
Metropolitan Pier & Exposition Participating VRDN Series Floaters XF 10 45, 4.59% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,300	1,300
TOTAL ILLINOIS		166,810
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 4.57% 9/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)	2,575	2,575
Louisiana - 1.0%
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series YX 12 95, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	5,600	5,600
Louisiana Stadium and Exposition District Participating VRDN Series XF 15 56, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	3,000	3,000
RIB Floater Trust Various States Participating VRDN Series Floater 2023, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	28,600	28,600
TOTAL LOUISIANA		37,200
Maryland - 0.0%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 4.67%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)(g)	400	400
Montgomery County Gen. Oblig. Participating VRDN Series Floaters XG 02 15, 4.51% 9/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,470	1,470
TOTAL MARYLAND		1,870
Massachusetts - 0.1%
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series 2022 XL 03 65, 4.5% 9/7/23 (Liquidity Facility UBS AG) (b)(f)(g)	4,340	4,340
Michigan - 0.4%
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 4.57% 9/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,380	2,380
Michigan Fin. Auth. Rev. Participating VRDN:
Series Floaters XF 26 48, 4.5% 9/6/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,660	1,660
Series XF 07 82, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,600	1,600
Series XG 04 33, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	3,000	3,000
Series XM 04 72, 4.5% 9/7/23 (Liquidity Facility Citibank NA) (b)(f)(g)	5,500	5,500
TOTAL MICHIGAN		14,140
Minnesota - 0.1%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series XF 28 79, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	4,650	4,650
Missouri - 1.6%
Kansas City Indl. Dev. Auth. Participating VRDN:
Series XG 03 96, 4.55% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	5,200	5,200
Series XG 04 02, 4.55% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	5,920	5,920
Series XG 04 79, 4.55% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	3,025	3,025
Series XL 04 58, 4.52% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	3,840	3,840
Kansas City Spl. Oblig. Participating VRDN Series YX 11 93, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,900	2,900
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 4.52% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	29,900	29,900
Missouri Health & Edl. Facilities Rev.:
Bonds Series 2023 G 121, 4.67%, tender 12/1/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,100	2,100
Participating VRDN Series Floaters C17, 4.51% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	5,500	5,500
St Louis County Spl. Oblig. Participating VRDN Series XG 03 82, 4.5% 9/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	2,240	2,240
TOTAL MISSOURI		60,625
Nebraska - 0.1%
Central Plains Energy Proj. Rev. Participating VRDN:
Series 2022 ZL 03 01, 4.52% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	1,400	1,400
Series 2022 ZL 03 03, 4.52% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	1,010	1,010
TOTAL NEBRASKA		2,410
Nevada - 0.3%
Clark County School District Participating VRDN Series XF 14 73, 4.59% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,600	1,600
Clark County Wtr. Reclamation District Participating VRDN Series XG 05 11, 4.5% 9/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	9,000	9,000
Las Vegas Convention & Visitors Auth. Participating VRDN Series XM 08 66, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,100	2,100
TOTAL NEVADA		12,700
New Jersey - 0.6%
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,055	1,055
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,750	1,750
Series Floaters XL 00 52, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	6,625	6,625
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 4.55% 9/7/23 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	685	685
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 10 96, 4.52% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	3,100	3,100
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 05, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,900	1,900
Series Floaters XX 10 93, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,900	3,900
Series YX 12 68, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,500	3,500
TOTAL NEW JERSEY		22,515
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Participating VRDN Series YX 11 89, 4.52% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,575	2,575
New York - 4.0%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters E 129, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	30,700	30,700
Series XF 13 36, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	4,325	4,325
New York Dorm. Auth. Rev. Bonds Series MS 00 09, 4.62%, tender 10/26/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	2,700	2,700
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 4.52% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	4,800	4,800
Series XF 24 19, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	5,625	5,625
Series XF 28 68, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	7,000	7,000
Series XF 28 78, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,600	2,600
Series XF 30 00, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	11,700	11,700
Series XG 02 90, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	16,420	16,420
Series XX 11 56, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	9,165	9,165
New York Trans. Dev. Corp. Participating VRDN Series 2022 E 154, 4.57% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	57,925	57,925
TOTAL NEW YORK		152,960
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey Participating VRDN:
Series Floaters XF 06 83, 4.51% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	2,000	2,000
Series ROC 14086, 4.52% 9/7/23 (Liquidity Facility Citibank NA) (b)(c)(f)(g)	12,210	12,210
Series YX 11 78, 4.54% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	5,625	5,625
Series ZL 02 55, 4.54% 9/7/23 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	1,100	1,100
TOTAL NEW YORK AND NEW JERSEY		20,935
North Carolina - 0.2%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series 2022 ZL 03 41, 4.5% 9/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	2,135	2,135
Greater Asheville Reg'l. Arpt. Auth. Participating VRDN:
Series XF 15 32, 4.55% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	2,330	2,330
Series XM 10 11, 4.54% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	2,100	2,100
TOTAL NORTH CAROLINA		6,565
Ohio - 0.8%
CommonSpirit Health Participating VRDN Series MIZ 90 20, 4.57% 9/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)	1,665	1,665
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 4.57% 9/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	5,300	5,300
Cuyahoga County Hosp. Rev. Participating VRDN:
Series 2022 XX 12 67, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,500	4,500
Series XX 12 66, 4.51% 9/5/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,845	2,845
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 132, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	3,800	3,800
Series XX 12 48, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	5,400	5,400
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series XF 31 14, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	2,875	2,875
Ohio Hosp. Rev. Participating VRDN:
Series C18, 4.51% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,400	2,400
Series XG 04 90, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,610	2,610
TOTAL OHIO		31,395
Oklahoma - 0.2%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Participating VRDN Series Floaters XM 05 59, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	3,400	3,400
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series E 140, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	3,105	3,105
TOTAL OKLAHOMA		6,505
Oregon - 0.2%
Multnomah County School District #1J Portland Participating VRDN Series XF 15 30, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	6,700	6,700
Pennsylvania - 1.7%
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XX 10 80, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,700	2,700
Geisinger Auth. Health Sys. Rev. Participating VRDN Series XM 08 87, 4.67% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	765	765
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN:
Series BAML 23 50 39, 4.72% 10/5/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,900	1,900
Series XF 15 11, 4.52% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	2,855	2,855
Pennsylvania Econ. Dev. Fing. Auth. Participating VRDN:
Series XG 04 37, 4.52% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	26,995	26,995
Series XM 10 83, 4.55% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	6,970	6,970
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series XG 02 63, 4.5% 9/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	3,615	3,615
Pennsylvania State Univ. Participating VRDN Series XM 08 27, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	3,100	3,100
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series XM 10 08, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	830	830
Philadelphia Arpt. Rev. Participating VRDN Series YX 12 11, 4.52% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	12,545	12,545
Southeastern Pennsylvania Trans. Auth. Rev. Participating VRDN Series XG 04 13, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	1,400	1,400
TOTAL PENNSYLVANIA		63,675
South Carolina - 0.3%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,600	2,600
Series Floaters XG 02 09, 4.51% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	4,410	4,410
Series XL 04 18, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	6,195	6,195
TOTAL SOUTH CAROLINA		13,205
Tennessee - 0.2%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN:
Series XL 03 82, 4.54% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	3,300	3,300
Series XL 04 40, 4.53% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	1,220	1,220
Series YX 12 89, 4.52% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	3,300	3,300
TOTAL TENNESSEE		7,820
Texas - 1.9%
Austin Arpt. Sys. Rev. Participating VRDN Series YX 11 99, 4.52% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	6,500	6,500
Bastrop Independent School District Participating VRDN Series XF 15 78, 3.57% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	4,800	4,800
El Paso Wtr. & Swr. Rev. Bonds:
Series 2022 MS 00 10, 4.64%, tender 10/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	7,600	7,600
Series G 124, 4.67%, tender 9/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)(g)(h)	1,300	1,300
Harris County Children's Hosp. Participating VRDN Series E-149, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,000	2,000
Houston Arpt. Sys. Rev. Participating VRDN Series XF 31 26, 4.52% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	16,860	16,860
Medina Valley Texas Independent School District Participating VRDN Series XG 05 05, 4.52% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	4,000	4,000
North Ft. Bend Wtr. Auth. Participating VRDN:
Series XL 04 22, 4.58% 9/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	2,300	2,300
Series ZF 30 86, 4.5% 9/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	3,990	3,990
Spring Branch Independent School District Participating VRDN Series XL 03 35, 4.5% 9/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,875	1,875
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	6,900	6,900
Series XG 04 21, 4.52% 9/7/23 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,125	2,125
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series 2021 E1 50, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	5,000	5,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 11 23, 4.54% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	4,100	4,100
Texas Wtr. Dev. Board Rev. Participating VRDN Series XF 13 29, 4.51% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	5,000	5,000
TOTAL TEXAS		74,350
Utah - 0.8%
Salt Lake City Arpt. Rev. Participating VRDN:
Series Floaters XM 06 99, 4.52% 9/7/23 (Liquidity Facility UBS AG) (b)(c)(f)(g)	12,255	12,255
Series XF 15 50, 4.55% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	2,955	2,955
Series XL 04 57, 4.52% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	2,700	2,700
Series XL 04 59, 4.52% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	5,300	5,300
Series XX 12 49, 4.52% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	4,840	4,840
Utah County Hosp. Rev. Participating VRDN Series XM 10 03, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,440	2,440
TOTAL UTAH		30,490
Virginia - 0.6%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Participating VRDN Series XF 30 64, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	5,300	5,300
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series 2022 C19, 4.51% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,500	2,500
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 4.57% 9/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)	4,800	4,800
Univ. of Virginia Gen. Rev. Participating VRDN Series XG 04 08, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	3,375	3,375
Virginia Small Bus. Fing. Auth. Participating VRDN Series XM 11 09, 4.53% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	3,215	3,215
Williamsburg Econ. Dev. Participating VRDN Series XF 15 46, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,905	2,905
TOTAL VIRGINIA		22,095
Washington - 1.3%
Barclays Bank PLC Participating VRDN Series YX 12 41, 4.54% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	3,625	3,625
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 4.67%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)(g)	1,000	1,000
CommonSpirit Health Participating VRDN Series XF 1017, 4.1% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,000	1,000
Multicare Health Sys. Participating VRDN Series E 153, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,900	2,900
Port of Seattle Rev. Participating VRDN:
Series 2022 ZF 30 68, 4.52% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(g)	2,700	2,700
Series 2022 ZL 03 16, 4.54% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	4,900	4,900
Series Floaters XM 06 65, 4.57% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	12,700	12,700
Series XF 13 71, 4.61% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	4,300	4,300
Series XM 08 75, 4.57% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	2,620	2,620
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series 2022 XX 12 38, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,000	4,000
Series XG 02 92, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	400	400
Washington Gen. Oblig. Participating VRDN Series 2022 ZF 14 03, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,675	1,675
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 4.57% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	3,175	3,175
Series XF 30 62, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,300	2,300
Series YX 12 10, 4.57% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,300	3,300
TOTAL WASHINGTON		50,595
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XF 07 41, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,715	2,715
Wyoming - 0.2%
Wyoming Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series XL 00 70, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	6,600	6,600
TOTAL TENDER OPTION BOND (Cost $1,258,630)		1,258,630

Other Municipal Security - 23.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.3%
Huntsville Health Care Auth. Rev. Series 2023, 3.6% 9/26/23, CP	10,900	10,900
Alaska - 0.0%
Anchorage Gen. Oblig. Bonds Series 2015 B, 5% 9/1/23	950	950
Arizona - 0.0%
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2019 B, 5% 7/1/24 (c)	1,000	1,009
Colorado - 0.1%
Colorado Ctfs. of Prtn. Bonds Series 2022, 6% 12/15/23	500	503
Colorado Ed. Ln. Prog. TRAN Series 2023 A, 5% 6/28/24	165	167
Denver City & County Arpt. Rev. Bonds:
Series 2012 A, 5% 11/15/23 (c)	2,550	2,551
Series 2017 A, 5% 11/15/23 (c)	500	501
TOTAL COLORADO		3,722
Connecticut - 0.0%
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. Bonds (Chesla Ln. Prog.) Series 2017 A, 5% 11/15/23 (Escrowed to Maturity) (c)	1,100	1,103
District Of Columbia - 0.8%
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2013 A:
5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	3,980	3,985
5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	2,060	2,062
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Bonds:
Series 2014 A, 5% 10/1/23 (c)	1,145	1,146
Series 2017 A, 5% 10/1/24 (c)	8,845	8,952
Series 2018 A, 5% 10/1/23 (c)	6,935	6,942
Series 2019 A, 5% 10/1/23 (c)	1,750	1,752
Series 2020 A, 5% 10/1/23 (c)	2,575	2,578
Series 2022 A, 5% 10/1/23 (c)	1,910	1,912
TOTAL DISTRICT OF COLUMBIA		29,329
Florida - 3.6%
Broward County Arpt. Sys. Rev. Bonds:
Series 2013 A, 5.25% 10/1/23 (Pre-Refunded to 10/1/23 @ 100) (c)	885	886
Series 2013 C, 5.25% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	4,400	4,407
Deltona Util. Sys. Rev. Bonds Series 2013, 5.125% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	420	421
Florida Local Govt. Fin. Cmnty. Series 2023 A1, 3.6% 10/4/23, LOC JPMorgan Chase Bank, CP	8,917	8,917
Fort Myers Util. Sys. Rev. Bonds:
Series 2020 A, 5% 10/1/23	800	801
Series 2020 B, 5% 10/1/23	2,115	2,117
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds:
Series 2015 A, 5% 10/1/23 (c)	595	596
Series 2019 A, 5% 10/1/23 (c)	8,595	8,603
Series 2022 A, 5% 10/1/23 (c)	200	200
Hillsborough County Aviation Auth. Rev. Bonds Series 2013 A, 5.5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100) (c)	3,355	3,359
Miami-Dade County Bonds:
Series 2013 A:
5.5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	3,000	3,004
5.5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	2,460	2,464
Series 2013 B, 6% 10/1/23 (Pre-Refunded to 10/1/23 @ 100) (c)	2,000	2,004
Miami-Dade County Wtr. & Swr. Rev. Bonds Series 2013 B, 5.25% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	700	701
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 4.77%, tender 3/28/24 (b)(h)	28,200	28,200
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 4.72%, tender 3/28/24 (b)(h)	28,900	28,900
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 4.77%, tender 3/28/24 (b)(h)	42,015	42,015
TOTAL FLORIDA		137,595
Georgia - 0.9%
Atlanta Arpt. Rev.:
Bonds Series 2014 C, 5% 1/1/24 (c)	1,000	1,004
Series 2023 M2, 3.65% 9/7/23, LOC Bank of America NA, CP (c)	5,800	5,800
Series 2023 O2, 3.65% 9/7/23, LOC JPMorgan Chase Bank, CP (c)	25,683	25,683
Fulton County Gen. Oblig. TAN Series 2023, 5% 12/29/23	800	804
Houston County Hosp. Auth. Rev. Bonds Series 2016 A, 5% 4/1/24 (Pre-Refunded to 4/1/24 @ 100)	2,250	2,266
TOTAL GEORGIA		35,557
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series 2016 FE, 5% 10/1/23	2,790	2,793
Illinois - 1.6%
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 4.8%, tender 3/28/24 (b)(h)	40,690	40,690
Series 2016 C, 5% 2/15/24	1,465	1,474
Illinois Gen. Oblig. Bonds:
Series 2017 D, 5% 11/1/23	1,695	1,698
Series 2018 A, 5% 10/1/23	1,300	1,301
Series 2021 C, 4% 3/1/24	1,700	1,703
Series 2022 A, 5% 3/1/24	510	513
Illinois Hsg. Dev. Auth. Bonds Series 2023 G, 3.5%, tender 6/4/24 (b)	11,600	11,600
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 2013, 7.125% 11/1/23 (Pre-Refunded to 11/1/23 @ 100)	3,530	3,549
TOTAL ILLINOIS		62,528
Kansas - 0.0%
Wichita Gen. Oblig. BAN Series 310, 5% 10/13/23	1,710	1,712
Kentucky - 0.2%
Kentucky Asset/Liability Commission Gen. Fund Rev. Bonds Series 2021 A, 5% 11/1/23	2,160	2,165
Kentucky State Property & Buildings Commission Rev. Bonds:
Series 2013 A:
5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	630	630
5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	1,800	1,802
Series 2016 B, 5% 11/1/23	1,010	1,012
Series 2016, 5% 11/1/23	400	401
TOTAL KENTUCKY		6,010
Massachusetts - 1.0%
Marlborough Gen. Oblig. BAN Series 2023, 5% 6/13/24	4,500	4,542
Sudbury Gen. Oblig. BAN Series 2023, 5% 2/7/24	31,812	32,003
TOTAL MASSACHUSETTS		36,545
Michigan - 1.1%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 4.72%, tender 3/28/24 (b)(h)	18,845	18,845
Michigan Bldg. Auth. Rev. Series 2023, 3.48% 10/5/23, LOC JPMorgan Chase Bank, CP	16,400	16,400
Michigan Fin. Auth. Rev. Bonds Series 2015 A, 5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	600	607
Univ. of Michigan Rev. Series 2023 L1, 3.5% 10/4/23, CP	5,300	5,300
TOTAL MICHIGAN		41,152
Minnesota - 0.3%
Minnesota Gen. Oblig. Bonds Series 2013 E, 5% 10/1/23	1,000	1,001
Univ. of Minnesota Gen. Oblig. Series 2023, 3.62% 10/10/23, CP	10,700	10,700
TOTAL MINNESOTA		11,701
Nebraska - 0.3%
Omaha Pub. Pwr. District Elec. Rev.:
Series 2023 A:
3.42% 10/10/23, CP	2,900	2,900
3.75% 11/28/23, CP	5,675	5,675
Series 2023, 3.7% 11/28/23, CP	3,600	3,600
TOTAL NEBRASKA		12,175
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Wtr. Facility Bonds (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A, 5% 1/1/24 (Escrowed to Maturity) (c)	1,120	1,124
New Jersey - 0.9%
Beachwood BAN Series 2023 A, 5% 2/28/24	3,135	3,156
Brick Township Gen. Oblig. BAN Series 2023, 5% 6/12/24	7,300	7,374
Evesham Township BAN Series 2022 B, 4% 9/20/23	3,895	3,897
Florence Township BAN Series 2023, 5% 5/31/24	4,300	4,347
Jefferson Township Gen. Oblig. BAN Series 2023, 5% 6/14/24	2,954	2,982
Monroe Township Middlesex County Gen. Oblig. BAN Series 2023, 5% 6/4/24	9,500	9,601
New Jersey Edl. Facility Bonds Series 2014 A, 5% 9/1/23	1,800	1,800
Wood-Ridge Gen. Oblig. BAN Series 2023, 5.5% 2/27/24	1,900	1,916
TOTAL NEW JERSEY		35,073
New York - 0.8%
Lancaster Central School District BAN Series 2023, 5% 6/7/24	8,200	8,278
North Hempstead Gen. Oblig. BAN Series 2022 C, 4.5% 9/22/23	9,500	9,508
Queensbury Union Free School District BAN Series 2023, 5% 5/31/24	4,583	4,629
Webster Town BAN Series 2023, 5% 8/28/24	6,590	6,672
TOTAL NEW YORK		29,087
North Carolina - 0.2%
Charlotte Int'l. Arpt. Rev. Bonds Series 2022 B, 5% 7/1/24 (c)	895	904
East Carolina Univ. Univ. Rev. Bonds Series 2014 A:
5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	625	626
5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	600	601
North Carolina Tpk. Auth. Triangle Expressway Sys. Bonds Series 2020 C, 5% 2/1/24 (Escrowed to Maturity)	3,900	3,923
TOTAL NORTH CAROLINA		6,054
Ohio - 0.3%
Ohio Cap. Facilities Lease Bonds (Adult Correctrional Bldg. Fund Projs.) Series 2019 B, 5% 10/1/23	1,250	1,251
Ohio Gen. Oblig. Bonds Series 2016 A, 5% 9/1/23	1,500	1,500
Ohio Higher Edl. Facility Commission Rev. Bonds Series 2023 B5, 3.4% tender 9/6/23, CP mode	7,500	7,500
Wyoming City School District BAN Series 2023, 5.5% 5/15/24	1,310	1,324
TOTAL OHIO		11,575
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Series 2023 A, 3.7% 10/3/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,500	2,500
Tulsa Int'l. Arpt. Gen. Rev. Bonds Series 2015 A:
5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100) (c)	925	933
5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100) (c)	890	898
TOTAL OKLAHOMA		4,331
Oregon - 0.1%
Oregon St Dept. Trans. Rev. Series 2023 A1, 3.5% 9/27/23, LOC Wells Fargo Bank NA, CP	3,000	3,000
Port of Portland Arpt. Rev. Bonds Series 2017 B, 5% 7/1/24 (c)	490	495
TOTAL OREGON		3,495
Pennsylvania - 0.9%
Pennsylvania State Univ. Bonds Series 2016 B, 5% 9/1/23	760	760
Philadelphia Arpt. Rev.:
Series 2023 B1, 3.7% 10/5/23, LOC TD Banknorth, NA, CP (c)	20,221	20,221
Series 2023, 3.45% 10/5/23, LOC TD Banknorth, NA, CP (c)	5,000	5,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 2023 B1, 3.28% tender 9/7/23, CP mode	6,900	6,900
TOTAL PENNSYLVANIA		32,881
South Carolina - 0.0%
Charleston County School District BAN Series 2023 A, 5% 11/15/23	525	526
Tennessee - 0.3%
Memphis Gen. Oblig. Series 2023 A, 3.4% 10/3/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,200	7,200
Metropolitan Govt. of Nashville & Davidson County Series 2023, 3.6% 2/7/24, CP	3,600	3,600
TOTAL TENNESSEE		10,800
Texas - 7.5%
Austin Elec. Util. Sys. Rev.:
Series 2023 A:
3.42% 10/3/23 (Liquidity Facility JPMorgan Chase Bank), CP	23,900	23,900
3.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank), CP	5,800	5,800
Series 2023, 3.57% 10/3/23 (Liquidity Facility JPMorgan Chase Bank), CP	5,800	5,800
Fort Worth Independent School District Bonds Series 2014, 5% 2/15/24 (Permanent School Fund of Texas Guaranteed) (Pre-Refunded to 2/15/24 @ 100)	1,100	1,107
Frenship Independent School District Bonds Series 2014, 5% 2/15/24 (Pre-Refunded to 2/15/24 @ 100)	1,500	1,510
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 2023 B1, 3.55% tender 10/2/23, CP mode	9,800	9,800
Series 2023 B2, 3.7% tender 12/1/23, CP mode	11,100	11,100
Harris County Gen. Oblig. Series 2023 A1, 3.4% 9/6/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,745	3,745
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2023 A:
3.3% 9/6/23, CP	3,000	3,000
3.35% 9/21/23, CP	3,000	3,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, SIFMA Municipal Swap Index + 0.300% 4.8%, tender 3/28/24 (b)(h)	31,700	31,700
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 4.8%, tender 3/28/24 (b)(h)	31,000	31,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Bonds Series 2017 A, 5% 2/15/24	485	488
Texas Gen. Oblig. Bonds Series 2021 B, 4% 8/1/24 (c)	1,610	1,616
Univ. of Texas Board of Regents Sys. Rev.:
Series 2023 A:
3.25% 9/14/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
3.29% 9/18/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	25,000	25,000
3.3% 9/5/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,700	3,700
3.3% 9/6/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,700	3,700
3.3% 9/7/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,700	3,700
3.3% 9/20/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,300	7,300
3.47% 11/3/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,300	7,300
3.5% 11/2/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,400	7,400
3.55% 9/14/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,600	7,600
3.6% 9/26/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,100	6,100
3.68% 10/31/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,900	2,900
3.7% 2/22/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,900	3,900
Series 2023:
3.5% 9/12/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,600	7,600
3.5% 9/19/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,600	7,600
3.55% 9/20/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,600	7,600
3.6% 9/27/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,600	7,600
3.6% 10/11/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,600	7,600
3.7% 2/14/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,400	7,400
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2023 A:
3.35% 9/18/23, CP	7,200	7,200
3.43% 10/12/23, CP	7,200	7,200
3.55% 9/15/23, CP	7,600	7,600
Series 2023, 3.7% 10/6/23, CP	2,900	2,900
TOTAL TEXAS		287,466
Utah - 0.0%
Utah Charter School Fin. Auth. Bonds (Providence Hall Elementary School and High School Projs.) Series 2013 A, 5% 10/15/23 (Pre-Refunded to 10/15/23 @ 100)	845	846
Vermont - 0.1%
Vermont Econ. Dev. Auth. Rev. Series 2023 D, 3.6% 9/13/23, LOC JPMorgan Chase Bank, CP (c)	3,000	3,000
Virginia - 0.1%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2019 B, 5% 8/1/24 (c)	2,300	2,327
Washington - 0.7%
Grant County Pub. Util. District #2 Bonds Series 2014 B:
5% 7/1/24 (Pre-Refunded to 7/1/24 @ 100) (c)	2,005	2,025
5% 7/1/24 (Pre-Refunded to 7/1/24 @ 100) (c)	2,105	2,128
Port of Seattle Rev. Bonds:
Series 2015 C, 5% 4/1/24 (c)	3,360	3,385
Series 2017 D, 5% 5/1/24 (c)	3,500	3,528
Series 2019, 5% 4/1/24 (c)	1,500	1,512
Series 2021 A, 5% 12/1/23	840	843
Series 2021, 5% 9/1/23 (c)	1,755	1,755
Series 2022 B, 5% 8/1/24 (c)	4,800	4,849
Univ. of Washington Univ. Revs. Series 2023, 3.5% 10/16/23, CP	5,800	5,800
TOTAL WASHINGTON		25,825
Wisconsin - 0.7%
Wisconsin Gen. Oblig. Series 2023:
3.45% 10/3/23, CP	18,704	18,704
3.45% 4/29/24, CP	9,300	9,300
TOTAL WISCONSIN		28,004
TOTAL OTHER MUNICIPAL SECURITY (Cost $877,195)		877,195

Investment Company - 0.2%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 4.50% (i)(j) (Cost $6,590)	6,589	6,590

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $3,788,905)	3,788,905
NET OTHER ASSETS (LIABILITIES) - 0.6%	23,673
NET ASSETS - 100.0%	3,812,578

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000,000 or 0.6% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,200,000 or 1.4% of net assets.

(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($) (000s)
Baltimore Proj. Rev. Bonds Series Floaters G 28, 4.67%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada)	1/03/23	400

Broward County Convention Ctr. Bonds Series MS 00 11, 4.59%, tender 11/2/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	1/19/23	9,200

Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 4.67%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	1,000

Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 4.65%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21 - 12/20/22	3,300

El Paso Wtr. & Swr. Rev. Bonds Series G 124, 4.67%, tender 9/7/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	1,300

Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 4.72%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21 - 12/20/22	1,400

Port Auth. of New York & New Jersey Series 1992 2, 4.11% 10/2/23, VRDN	7/15/20	500

Port Auth. of New York & New Jersey Series 1995 4, 4.14% 10/2/23, VRDN	8/17/20	3,900

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.50%	135,814	992,949	1,122,174	3,033	1	-	6,590	0.3%
Total	135,814	992,949	1,122,174	3,033	1	-	6,590

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		August 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,782,315)	$3,782,315
Fidelity Central Funds (cost $6,590)	6,590

Total Investment in Securities (cost $3,788,905)		$3,788,905
Cash		3,511
Receivable for securities sold on a delayed delivery basis		7,250
Receivable for fund shares sold		7,231
Interest receivable		22,034
Distributions receivable from Fidelity Central Funds		134
Prepaid expenses		6
Other receivables		2
Total assets		3,829,073
Liabilities
Payable for investments purchased	$9,321
Payable for fund shares redeemed	4,937
Distributions payable	806
Accrued management fee	788
Other affiliated payables	521
Other payables and accrued expenses	122
Total Liabilities		16,495
Net Assets		$3,812,578
Net Assets consist of:
Paid in capital		$3,812,916
Total accumulated earnings (loss)		(338)
Net Assets		$3,812,578
Net Asset Value, offering price and redemption price per share ($3,812,578 ÷ 3,805,277 shares)		$1.00

Statement of Operations
Amounts in thousands		Year ended August 31, 2023
Investment Income
Interest		$115,281
Income from Fidelity Central Funds		3,030
Total Income		118,311
Expenses
Management fee	$9,842
Transfer agent fees	6,128
Accounting fees and expenses	349
Custodian fees and expenses	39
Independent trustees' fees and expenses	14
Registration fees	127
Audit	59
Legal	4
Miscellaneous	83
Total expenses before reductions	16,645
Expense reductions	(109)
Total expenses after reductions		16,536
Net Investment income (loss)		101,775
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	39
Fidelity Central Funds	1
Capital gain distributions from Fidelity Central Funds	3
Total net realized gain (loss)		43
Net increase in net assets resulting from operations		$101,818
Statement of Changes in Net Assets

Amount in thousands	Year ended August 31, 2023	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$101,775	$10,792
Net realized gain (loss)	43	(37)
Net increase in net assets resulting from operations	101,818	10,755
Distributions to shareholders	(101,791)	(11,388)

Share transactions
Proceeds from sales of shares	1,800,019	689,167
Reinvestment of distributions	94,454	10,791
Cost of shares redeemed	(2,204,182)	(1,224,861)

Net increase (decrease) in net assets and shares resulting from share transactions	(309,709)	(524,903)
Total increase (decrease) in net assets	(309,682)	(525,536)

Net Assets
Beginning of period	4,122,260	4,647,796
End of period	$3,812,578	$4,122,260

Other Information
Shares
Sold	1,800,019	689,167
Issued in reinvestment of distributions	94,454	10,791
Redeemed	(2,204,182)	(1,224,861)
Net increase (decrease)	(309,709)	(524,903)

Financial Highlights
Fidelity® Municipal Money Market Fund

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	.003	- B	.007	.013
Net realized and unrealized gain (loss)	- B	- B	- B	.001	- B
Total from investment operations	.026	.003	- B	.008	.013
Distributions from net investment income	(.026)	(.003)	- B	(.007)	(.013)
Distributions from net realized gain	-	- B	-	(.001)	- B
Total distributions	(.026)	(.003)	- B	(.008)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.61%	.27%	.01%	.76%	1.30%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.42%	.41%	.41%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.26%	.16%	.41%	.42%
Expenses net of all reductions	.42%	.26%	.16%	.41%	.42%
Net investment income (loss)	2.56%	.24%	.01%	.71%	1.29%
Supplemental Data
Net assets, end of period (in millions)	$3,813	$4,122	$4,648	$5,430	$6,546

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Notes to Financial Statements
For the period ended August 31, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$3,788,905

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(280)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(280)

The tax character of distributions paid was as follows:

	August 31, 2023	August 31, 2022
Tax-exempt Income	101,791	10,791
Long-term Capital Gains	-	597
Total	$101,791	$11,388

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .25% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Municipal Money Market Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Money Market Fund	220,987	251,100	-
5. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $106.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Union Street Trust II and Shareholders of Fidelity Municipal Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Money Market Fund (one of the funds constituting Fidelity Union Street Trust II, referred to hereafter as the "Fund") as of August 31, 2023, the related statement of operations for the year ended August 31, 2023, the statement of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2023 and the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. As of August 31, 2023, except for Laura M. Bishop, Robert W. Helm, Christine J. Thompson, and Carol J. Zierhoffer each of the Trustees oversees 313 funds. As of October 18, 2023, the date of their election as Trustee, Ms. Bishop, Mr. Helm, Ms. Thompson, and Ms. Zierhoffer each oversees 229 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities, is an employee of Fidelity Investments, and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Fidelity® Municipal Money Market Fund	.41%
Actual		$ 1,000	$ 1,015.20	$ 2.08
Hypothetical-B		$ 1,000	$ 1,023.14	$ 2.09

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2023, 100% of the fund's income dividends was free from federal income tax, and 53.42% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.538360.126
MMM-ANN-1023

Item 2.

Code of Ethics

As of the end of the period, August 31, 2023, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Municipal Money Market Fund (the “Funds”):

Services Billed by PwC

August 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Money Market Fund	$52,000	$3,000	$2,100	$1,300

August 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Money Market Fund	$36,700	$2,800	$2,000	$1,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2023A	August 31, 2022A
Audit-Related Fees	$8,284,200	$7,914,600
Tax Fees	$1,000	$353,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2023A	August 31, 2022A
PwC	$13,595,300	$13,246,700

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 23, 2023